OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 694	$ 824
Lease liabilities	1,243	1,049
Derivative liabilities	185	371
Provisions	12	7
Deferred revenue	26	21
Loans and notes payable	28	171
Total other non-current liabilities	2,188	2,443
Interest expense on lease liabilities	$ 84	$ 58